Reverse Recapitalization - Schedule of Reverse Recapitalization Table 3 (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
	Sep. 29, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Schedule Of Reverse Recapitalization [Line Items]
Net equity impact of the Business Combination	$ (23,876)
Loss on issuance of forward purchase contract		$ 24,475	$ 0	$ 24,475	$ 0
Transaction costs expensed	$ 7,500	3,329	$ 0	$ 3,329	$ 0
Reverse recapitalization transactions, net		3,928
Subscription Receivable
Schedule Of Reverse Recapitalization [Line Items]
Reverse recapitalization transactions, net		32,915
Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Reverse recapitalization transactions, net		(1)
Additional Paid-in Capital
Schedule Of Reverse Recapitalization [Line Items]
Reverse recapitalization transactions, net		$ 36,842